Trading Account Profits and Losses (Net Trading Gains (Losses)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Trading Account Profits And Losses [Abstract]
Interest rate and other derivative contracts		¥ (24,031)	¥ (226,788)	¥ (325,007)
Trading account securities, excluding derivatives		192,931	153,674	(314,177)
Trading account profits (losses)-net		168,900	(73,114)	(639,184)
Foreign exchange derivative contracts	[1]	(354,401)	(159,986)	(183,159)
Net trading losses		¥ (185,501)	¥ (233,100)	¥ (822,343)

[1]	Losses on foreign exchange derivative contracts are included in Foreign exchange losses-net in the accompanying consolidated statements of income. Foreign exchange losses-net in the accompanying consolidated statements of income are also comprised of foreign exchange gains other than derivative contracts and foreign exchange losses related to the fair value option.